Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments
Schedule of long-term investments

	December 31,	December 31,
	2021	2022
Equity investments:
Equity method investments (i)	820,294	1,325,800
Equity securities without readily determinable fair value (ii)	237,920	101,536
Equity securities with readily determinable fair value	20,446	48,290
Debt investments:
Held-to-maturity debt securities – time deposit (iii)	1,300,000	3,231,924
Available-for-sale debt securities (iv)	680,723	1,648,861
Total	3,059,383	6,356,411

Schedule of equity securities without readily determinable fair value

	December 31,	December 31,
	2021	2022
Equity securities without readily determinable fair value:
Initial cost	143,209	9,477
Net cumulative fair value adjustments	94,711	92,059
Carrying value	237,920	101,536

Schedule of available-for-sale debt securities

	December 31,	December 31,
	2021	2022
Available-for-sale debt securities:
Initial cost	650,000	671,567
Net cumulative fair value adjustments	30,723	977,294
Carrying value	680,723	1,648,861